POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
POST-EMPLOYMENT BENEFITS
Types of retirement benefits

Types of post-employment benefits sponsored by Eletrobras System companies
	Social security plans			Other post-employment
Company	BD Plan	Balanced Plan	CD Plan	Life Insurance	Health Plan
Eletrobras	X		X		X
Amazonas GT	X		X		X
CGTEE	X
Chesf	X	X	X	X
Eletronorte	X		X	X	X
Eletronuclear	X				X
Eletrosul	X		X		X
Furnas	X		X	X	X

Schedule of amounts recognized in the balance sheet

	2019	2018
Social security plan benefits	4,320,918	2,812,902
Health and life insurance plans	194,261	246,207
Total post-employment benefit liabilities	4,515,179	3,059,109

Current	161,773	164,160
Non-current	4,353,406	2,894,949
	4,515,179	3,059,109

Summary of the actuarial and economic assumptions used to calculate the defined benefit plans

	Economic Assumptions
	2019	2018
Annual effective discount interest rate	3.07% to 3.37%	4.54% to 4.78%
Projection of average wage increase	1.00% to 2.00%	1.00% to 3.00%
Annual average inflation rate	3.68%	3.89%
Expected return on plan assets (i)	3.68%	3.89%

	Demographic Assumptions
	2019	2018
Turnover Rate	0% yy; Ex-Nucleos 2018; Null turnover rate	T-1 Service (downsized by 20%); GAMA - Turnover Exp. - NUCLEOS - 2015

Table of active and☐ inactive mortality

AT-2000 (segregated by sex) reduced by 10%; AT- 2000 (segregated by sex) downsized by 15%; AT- 83 Feminine; AT-2000 (masculine); AT-2000 (segregated by sex) downsized by 10%; AT-2000 Basic downsized by 5%, segregated by sex

AT-2000 (segregated by sex) reduced by 10%; AT- 2000 (segregated by sex) downsized by 15%; AT- 83 Feminine; AT-2000 M&F (downsized by 10%); AT-2000 (masculine); AT-2000 Basic reduced by 5%, segregated by sex; AT-2000 (segregated by sex) reduced by 10%

Table of mortality of☐ disabled persons	RRB-1983; AT-49 segregated by sex; AT-49 reduced by 2 years Masculine; AT-83 IAM (masculine); MI-2006 (segregated by sex) downsized by 10%	RRB-1983; AT-49 segregated by sex; AT-49 reduced by 2 years Masculine; AT-49 (increased 100%) M&F; AT-83 (masculine); AT-83 IAM (masculine)

Table of disability	LIGHT (FRACA); ALVARO VINDAS (downsized by 50%); TASA 1927	Light (Fraca); Alvaro Vindas (downsized by 50%); Alvaro Vindas; TASA 1927; Light (Average)

(i) Represents the maximum and minimum rates of return on plan assets.

Schedule of expected maturity of undiscounted benefits of post-employment defined benefit plans

Social Security Program	2020	2021	2022	2023	2024	2025 a 2029	Total

As of December 31, 2019	2,013,660	2,001,413	1,945,599	1,908,447	1,845,328	14,596,897	24,311,345

Summary of amounts included in the fair value of plan assets

Asset Category	2019	2018
Assets Immediately Available	3,506	1,053
Realizable Assets	1,022,989	570,218
Fixed Income Investments	20,627,305	16,019,282
Variable Income Investments	5,742,086	2,046,838
Real Estate Investments	943,323	711,127
Structured Investments	808,415	286,682
Loans and Financing	538,542	527,564
Others	30,527	(3,132)
(-) Funds receivable from sponsor	(504,822)	(109,839)
(-) Operating Liabilities	(76,816)	(69,892)
(-) Contingency Liabilities	(251,351)	(278,846)
(-) Investment Funds	(242,605)	(126,621)
(-) Administrative Funds	(199,179)	(141,706)
(-) Social Security Funds	(11,440)	(9,964)
Total Assets	28,430,481	19,422,764

Defined benefit pension plan
POST-EMPLOYMENT BENEFITS
Schedule of amounts recognized in the balance sheet

	2019	2018
Present value of actuarial obligations partially or totally hedged	30,663,539	26,134,809
Fair value of plan assets	(27,385,218)	(24,149,547)
Net liabilities/(assets)	3,278,321	1,985,262

Net current service cost	55,849	(7,684)
Net interest cost	224,221	155,747
Actuarial expense/(revenue) recognized in the fiscal year	280,070	148,063

Schedule of changes in the present value of actuarial obligations

	2019	2018
Value of actuarial obligations at the beginning of the year	26,134,809	23,086,781
Subsidiaries held for sale (*)	—	(170,122)
Current service cost	95,428	97,890
Interest on the actuarial obligation	2,209,849	2,115,384
Benefits paid in the year	(2,195,889)	(1,956,093)
Standard Participant Contributions	9,810	(64,413)
Loss on actuarial obligations arising from remeasurement	4,409,531	3,025,383
Actuarial losses arising from changes in financial assumptions	6,067,232	2,613,642
Actuarial losses/(gains) arising from experience adjustments	(1,657,701)	411,741
Present value of actuarial obligations at the end of the year	30,663,539	26,134,809

* The actuarial obligations of subsidiaries Ceal and Amazonas Distribuidora were reclassified to held for sale in 2018.

Schedule of changes and composition of the fair value of assets

	2019	2018
Amount of actuarial obligations at the beginning of the year	24,149,547	23,153,018
Subsidiaries held for sale (*)	—	(266,176)
Benefits paid in the year	(2,195,889)	(1,956,093)
Participant contributions disbursed during the year	30,462	41,170
Employee contributions disbursed during the year	289,086	294,978
Expected return on assets in the year	2,052,801	2,145,641
Gain on plan assets (excluding interest income)	3,059,213	737,008
Fair value of assets at the end of the year	27,385,218	24,149,547
Effective asset return in the year	5,112,013	2,882,650

*The assets at fair actuarial value of subsidiaries Ceal and Amazonas Distribuidora were reclassified to held for sale in 2018.

Summary of amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income

	2019	2018
Other Comprehensive Income (OCI) accrued - Social Security Program	4,509,106	3,383,390

	2019	2018
Actuarial gains (losses) recognized in OCI in the fiscal year net of deferred taxes - Social Security Program	(1,125,716)	258,065

Other post-employment benefit obligations
POST-EMPLOYMENT BENEFITS
Schedule of amounts recognized in the balance sheet

	2019	2018
Present value of actuarial obligations partially or totally hedged	196,180	246,207
Fair value of plan assets	—	—
Net liabilities/(assets)	196,180	246,207

Current service cost	7,253	10,827
Net interest cost	15,546	26,577
Actuarial expense/(revenue) recognized in the year	22,798	37,404

Schedule of changes in the present value of actuarial obligations

	2019	2018
Amount of actuarial obligations at the beginning of the year	246,207	315,429
Subsidiaries held for sale (*)	—	(33,733)
Current service cost	7,253	10,827
Interest on the actuarial obligation	15,546	26,577
Benefits paid during the year	(116,930)	(256,038)
Health plan write off	(5,555)	(14,523)
Loss on actuarial obligations arising from remeasurement	49,660	197,668
Actuarial losses arising from changes in demographic assumptions	69,803	17,567
Actuarial losses arising from changes in financial assumptions	1,162	70,303
Actuarial losses/(gains) arising from experience adjustments	(21,306)	109,798
Present value of actuarial obligations at the end of the year	196,181	246,207

* Subsidiaries Ceal and Amazonas Distribuidora were reclassified to held for sale in 2018.

Summary of amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income

	2019	2018
Other Comprehensive Income (OCI) accumulated - Other post-employment benefits	462,816	413,156

	2019	2018
Actuarial gains (losses) recognized in OCI in the year - Other post-employment benefits	(49,660)	(197,668)